Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Other receivables	$ 263,791	$ 321,773
Deposits	777,808	724,159
Others	324
Total other current assets	$ 1,041,923	$ 1,045,932